Lease (Details) - Schedule of future lease payments under operating leases	Mar. 31, 2021 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2022	$ 39,191
2023	9,913
2024
2025
2026
Thereafter
Total future lease payments	49,104
Less: Imputed interest	9,452
Total lease liability balance	$ 39,652